Business Combinations and Divestitures (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Business Combinations and Divestitures
Business Acquisition, Pro Forma Information
The following table presents unaudited pro forma financial information as if the acquisition of Dollar Thrifty had occurred on January 1, 2012 for the period presented below (in millions of dollars).

	Revenue	Earnings
2012 supplemental pro forma for the second quarter of 2012 (combined entity)	$2,555.1	$123.6
2012 supplemental pro forma for the first half of 2012 (combined entity)	$4,812.5	$90.6

The unaudited pro forma financial information for the years ended December 31, 2012, 2011 and 2010 was as follows (in millions):

	Revenue	Earnings
Actual from 09/01/11 - 12/31/11 (Donlen only)(1)	$142.7	$2.0
Actual from 11/19/12 - 12/31/12 (Dollar Thrifty only)(2)	170.6	(25.9)
2012 supplemental pro forma from 1/1/12 - 12/31/12 (combined entity)(3)	10,193.3	441.8
2011 supplemental pro forma from 1/1/11 - 12/31/11 (combined entity)(4)	9,920.3	235.1
2010 supplemental pro forma from 1/1/10 - 12/31/10 (combined entity)(5)	7,904.3	(48.6)
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(1)
Donlen's actual earnings for the four months ended December 31, 2011 was impacted by certain charges related to the amortization expense associated with the acquired intangible assets and the fair value adjustment related to acquired software, as well as, the write-off of certain unamortized debt costs.

(2)
Dollar Thrifty's actual earnings for the 43 days ended December 31, 2012 was impacted by certain charges related to the amortization expense associated with the acquired intangible assets and non-recurring compensation costs in connection with the merger.

(3)
The unaudited pro forma financial information for the year ended December 31, 2012 combines the historical results of Hertz and Dollar Thrifty for the year ended December 31, 2012, and the effects of the pro forma adjustments listed below.

(4)
The unaudited pro forma financial information for the year ended December 31, 2011 combines the historical results of Hertz, Donlen and Dollar Thrifty for the year ended December 31, 2011, and the effects of the pro forma adjustments listed below.

(5)
The unaudited pro forma financial information for the year ended December 31, 2010 combines the historical results of Hertz and Donlen for the year ended December 31, 2010, and the effects of the pro forma adjustments listed below.